Significant Accounting Policies - Advertising Expenses (Details) - USD ($) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 02, 2021	Dec. 31, 2022
Sales and Marketing Expenses
Advertising expense	$ 0.3	$ 1.8	$ 4.5